Consolidated Statements Of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net earnings (loss)	€ 316,164	€ 242,523	€ (68,273)
Adjustments required to reconcile net earnings(loss) to net cash from operating activities:
Depreciation and amortization	49,450	37,794	37,323
Impairment charges	8,038		4,628
Gain on bargain purchase	(109,279)
Share-based compensation	13,452	13,901	5,812
Non cash result components convertible bonds	8,779	28,656	30,409
Increase (decrease) in allowance for doubtful receivables	(4,694)	(187)	1,667
Deferred income taxes	(27,691)	4,092	(9,081)
Changes in assets and liabilities:
Accounts receivable	71,987	(95,073)	1,338
Inventories	8,390	(77,236)	30,044
Other current assets	(20,335)	(20,732)	3,929
Accounts payable and accrued expenses	(94,601)	104,485	22,891
Accruals for restructuring expenses		1,863	26,657
Payment restructuring expenses	(3,159)	(9,297)	(16,105)
Current income taxes	80	29,096	(8,586)
Net cash provided by operating activities	216,581	259,884	62,652
Cash flows from investing activities:
Capital expenditures	(89,218)	(102,974)	(12,718)
Net purchase of intangible assets	(7,051)	(624)	(3,294)
Acquisition of business	(994)		(50)
Cash acquired in business combination	43,434
Pledged bank deposit in business combination	(20,000)
Proceeds from sale of property, plant and equipment	3,794	3,032	570
Net cash used in investing activities	(70,035)	(100,566)	(15,493)
Cash flows from financing activities:
Debt redemption	(23,096)	(68,810)	(32,246)
Debt proceeds, net	42,173		144,407
Proceeds from issuance of shares and exercise of stock options	4,122	3,945	1,227
Dividend tax paid on withdrawal of common shares			(3,399)
Dividends to common shareholders	(22,262)
Dividends to minority shareholders ASMPT	(79,474)	(58,162)	(19,099)
Net cash provided by / (used in) financing activities	(78,537)	(123,027)	90,890
Foreign currency translation effect	(18,052)	10,096	(1,427)
Net (decrease) increase in cash and cash equivalents	49,956	46,387	136,623
Cash and cash equivalents at beginning of year	340,294	293,902	157,277
Cash and cash equivalents at end of year	390,250	340,294	293,902
Supplemental disclosures of cash flow information
Interest	10,742	14,786	5,918
Income taxes	39,929	9,751	21,144
Supplemental on cash investing and financing activities:
Subordinated debt converted	€ 32,202	€ 13,473
Subordinated debt converted into number of shares	2,151,020	878,491